TRADE AND OTHER PAYABLES - Disclosure of detailed information about trade and other payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 1,164	$ 5,081
Taxes payable	24	313
Total trade and other payables	$ 1,188	$ 5,394